Annual Total Returns [BarChart] - First Trust Confluence Small Cap Value Fund - A	Mar. 01, 2021
Bar Chart Table:
2012	15.20%
2013	24.93%
2014	7.96%
2015	(3.92%)
2016	21.19%
2017	18.95%
2018	(11.29%)
2019	25.26%
2020	1.53%